Convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2011
Convertible preferred shares [Abstract]
Valuation assumptions of warrants
Expected volatility (%)	51.65%~53.67%
Risk-free interest rate (per annum) (%)	0.09%~0.18%
Expected dividend yield (%)	Nil
Expected term (years)	1 year